SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Allowance for expected credit loss for deposit and other current assets	$ 540	$ 56
Property and equipment, salvage value percentage	0.00%
Impairment of long-lived assets	$ 0	0
Right of use asset	154,254	325,153
Lease liabilities	$ 154,254	325,109
Future minimum rental payments description	The Company’s management believes that using an incremental borrowing rate of the Hong Kong Dollar Best Lending Rate (“BLR”) 5.875% (2023: 5.875%) plus Margin 1.500% p.a. was the most indicative rate of the Company’s borrowing cost for the calculation of the present value of the lease payments; the rate used by the Company was 7.375% (2023: 7.375%).
Contract sum upfront collection percentage	40.00%
Allowance for expected credit loss for accounts receivable	$ 20,322	49,573	$ 28,382
Contract costs, impairment loss	0	0
Government grants received	$ 640	$ 23,522	$ 57,990